Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PME Multi-Employer Plan [Member]
Multiemployer Plans [Line Items]
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution	false	false	false